Document and Entity Information	Nov. 02, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	1-4121
Entity Registrant Name	DEERE & CO
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2382580
Entity Address, Address Line One	One John Deere Place
Entity Address, City or Town	Moline
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61265
City Area Code	309
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000315189
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	DE
Security Exchange Name	NYSE
6.55% Debentures Due 2028
Document Information [Line Items]
Title of 12(b) Security	6.55% Debentures Due 2028
Trading Symbol	DE28
Security Exchange Name	NYSE